Consolidated Statements of Stockholders' Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Treasury Shares [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2018	$ 11,276.1	$ 3.1	$ 8,686.1	$ 9,491.2	$ (187.4)	$ (6,721.7)	$ 4.8
Balance, shares at Dec. 31, 2018		307.9				(103.9)
Net (loss) earnings	1,131.5			1,131.6			(0.1)
Other comprehensive income (loss)	(54.5)				(54.5)
Cash dividends declared	(197.2)			(197.2)
Stock compensation plans	236.9		234.0	1.7		$ 1.2
Stock compensation plans, shares		2
Balance at Dec. 31, 2019	12,392.8	$ 3.1	8,920.1	10,427.3	(241.9)	$ (6,720.5)	4.7
Balance, shares at Dec. 31, 2019		309.9				(103.9)
Net (loss) earnings	(137.4)			(138.9)			1.5
Other comprehensive income (loss)	(55.9)				(55.9)
Cash dividends declared	(198.9)			(198.9)
Adoption of new accounting standard	(3.1)			(3.1)
Acquisition of noncontrolling interest	(1.0)						(1.0)
Stock compensation plans	202.9		201.5	0.5		$ 0.9
Stock compensation plans, shares		1.5				0.1
Balance at Dec. 31, 2020	12,199.4	$ 3.1	9,121.6	10,086.9	(297.8)	$ (6,719.6)	5.2
Balance, shares at Dec. 31, 2020		311.4				(103.8)
Net (loss) earnings	402.1			401.6			0.5
Other comprehensive income (loss)	66.2				66.2
Cash dividends declared	(200.4)			(200.4)
Stock compensation plans	199.1		193.2	4.1		$ 1.8
Stock compensation plans, shares		1.4
Balance at Dec. 31, 2021	$ 12,666.4	$ 3.1	$ 9,314.8	$ 10,292.2	$ (231.6)	$ (6,717.8)	$ 5.7
Balance, shares at Dec. 31, 2021		312.8				(103.8)